                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7676

                   Van Kampen Municipal Opportunity Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS AUGUST 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                        COUPON   MATURITY       VALUE
------   -----------                                        ------   --------   -------------
         MUNICIPAL BONDS 166.5%
         ALABAMA 1.8%
$1,000   Birmingham Baptist Med Ctr AL Baptist Hlth
         Sys Ser A                                          5.875%   11/15/24   $   1,069,360
 1,090   Lee Cnty, AL Sch Wts Ltd Oblig (MBIA Insd)
         (a)                                                5.000    02/01/17       1,174,497
 1,000   Valley, AL Spl Care Fac Fin Auth Rev Lanier
         Mem Hosp Ser A                                     5.600    11/01/16       1,029,450
                                                                                -------------
                                                                                    3,273,307
                                                                                -------------

         ARIZONA 6.2%
 5,000   Arizona Sch Fac Brd Ctf Ser B (Prerefunded @
         09/01/13) (FGIC Insd)                              5.250    09/01/18       5,571,350
 2,235   Arizona Tourism & Sports Auth Tax Rev
         Multipurpose Stad Fac Ser A (MBIA Insd)            5.375    07/01/21       2,467,373
 2,685   South Campus Group LLC AZ Std Hsg Rev AZ St
         Univ South Campus Proj (MBIA Insd)                 5.625    09/01/35       2,988,781
                                                                                -------------
                                                                                   11,027,504
                                                                                -------------

         CALIFORNIA 27.8%
 7,195   Anaheim, CA Pub Fin Auth Lease Rev Cap
         Apprec Sub Pub Impt Proj Ser C (FSA Insd)              *    09/01/21       3,488,784
 1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt
         Proj Ser C (FSA Insd)                              6.000    09/01/16       1,528,683
 6,750   California Ed Fac Auth Rev Pepperdine Univ
         Ser A Rfdg (FGIC Insd)                             5.000    09/01/33       7,071,570
 2,000   California St Dept Wtr Res Pwr Ser A               6.000    05/01/15       2,290,540
 2,345   California St Dept Wtr Res Pwr Supply Rev
         Ser A (XLCA Insd)                                  5.375    05/01/17       2,572,465
 2,500   California St Pub Wks Brd Lease Rev Dept of
         Mental Hlth Coalinga Ser A                         5.000    06/01/24       2,617,100
 4,600   California St Pub Wks Brd Lease Rev Var Univ
         CA Proj Ser A Rfdg (c)                             5.500    06/01/10       4,997,072
 5,905   California St Pub Wks Brd Lease Rev Var Univ
         CA Proj Ser A Rfdg                                 5.500    06/01/14       6,583,839
 5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
         Cap Apprec Rfdg (MBIA Insd)                            *    01/15/18       2,714,950
 2,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
         Sr Lien Ser A (Prerefunded @ 01/01/07)             6.500    01/01/32       2,105,440
 1,000   Golden St Tob Sec Corp CA Tob Settlement Rev
         Enhanced Asset Bkd Ser A (b)                       5.000    06/01/45       1,027,640
 5,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)      5.250    07/01/20       5,520,250
 2,465   Los Angeles, CA Uni Sch Dist Ser B
         (Prerefunded @ 07/01/08) (FGIC Insd)               5.000    07/01/23       2,636,293
 1,000   San Marcos, CA Pub Fac Auth Tax Alloc Rev
         Proj Areas No. 2 & 3 Fin Proj Ser C (AMBAC
         Insd)                                              5.000    08/01/38       1,055,020
 3,070   Washington, CA Uni Sch Dist Yolo Cnty Ser A
         (FGIC Insd)                                        5.250    08/01/20       3,390,846

                                                                                -------------
                                                                                   49,600,492
                                                                                -------------

         COLORADO 8.6%
 1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
         Proj (Prerefunded @ 08/31/05)                      7.000    08/31/26       1,033,770
 7,500   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
         Proj Ser C (Prerefunded @ 08/31/05)                    *    08/31/26       1,560,975
 1,945   Colorado Ed & Cultural Impt Charter Sch
         Pinnacle Rfdg (XLCA Insd)                          5.250    06/01/23       2,082,103
 1,000   Colorado Hlth Fac Auth Rev Catholic Hlth
         Initiatives Ser A (Escrowed to Maturity)           5.500    03/01/32       1,105,750
 1,250   Colorado Hlth Fac Auth Rev Hosp Portercare
         Adventist Hlth                                     6.500    11/15/31       1,384,625
 1,500   Denver, CO City & Cnty Arpt Rev Ser D (AMT)        7.750    11/15/13       1,753,560
 6,160   E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA Insd)     5.000    09/01/21       6,423,648
                                                                                -------------
                                                                                   15,344,431
                                                                                -------------

         GEORGIA 3.6%
 5,000   Clayton Cnty & Clayton Cnty GA Wtr Auth Wtr &
         Swr Rev                                            5.000    05/01/20       5,398,200
 1,000   Richmond Cnty, GA Dev Auth ASU Jaguar Student
         Hsg LLC Ser A                                      5.250    02/01/35       1,035,140
                                                                                -------------
                                                                                    6,433,340
                                                                                -------------

         ILLINOIS 15.5%
 3,750   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)           *    01/01/32         906,112
   255   Chicago, IL Single Family Mtg Rev Ser A (AMT)
         (GNMA Collateralized)                              7.000    09/01/27         256,051
    40   Chicago, IL Single Family Mtg Rev Ser B (AMT)
         (GNMA Collateralized)                              7.625    09/01/27          40,176
 3,345   Cook Cnty, IL Sch Dist No 100 Berwyn South Ser
         D (FSA Insd)                                       5.500    12/01/23       3,731,247
 4,500   Cook Cnty, IL Ser A (FGIC Insd)                    5.500    11/15/31       4,904,010
 1,000   Illinois Dev Fin Auth Rev Cmnty Rehab Providers
         Fac Ser A                                          7.375    07/01/25       1,094,220
 2,500   Illinois Fin Auth Rev Northwestern Mem Hosp Ser
         A                                                  5.500    08/15/43       2,696,150
 1,325   Illinois Fin Auth Student Hsg Rev MJH Ed
         Assistance IV Sr Ser A                             5.125    06/01/35       1,331,453
 8,000   Illinois St First Ser (FSA Insd)                   5.250    12/01/19       8,765,920
 3,400   Illinois St First Ser (FSA Insd)                   5.250    04/01/27       3,640,380
   275   Peoria, Moline & Freeport, IL Coll Mtg Ser A
         (AMT) (GNMA Collateralized)                        7.600    04/01/27         277,027
                                                                                -------------
                                                                                   27,642,746
                                                                                -------------

         INDIANA 9.1%
 2,805   Dekalb Eastn High Sch Bldg Corp Ind First Mtg
         (FSA Insd)                                         6.000    01/15/18       3,197,756
 4,000   East Chicago, IN Elementary Sch Bldg Corp First
         Mtg Ser A                                          6.250    07/05/08       4,270,160
 3,000   Indiana Hlth Fac Fin Auth Hosp Rev Columbus
         Regl Hosp Rfdg (FSA Insd)                          7.000    08/15/15       3,610,350
 2,000   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)   5.950    12/01/29       2,084,960
 2,850   Southwest Parke Cmnty Sch Bldg First Mtg (FGIC
         Insd) (a)                                          5.250    07/15/21       3,094,786
                                                                                -------------
                                                                                   16,258,012
                                                                                -------------

         LOUISIANA 8.0%
 2,500   Louisiana Loc Govt Environmental Fac Pkg Fac
         Corp Garage Proj Ser A (AMBAC Insd)                5.375    10/01/31       2,706,100
 6,000   New Orleans, LA Rfdg (MBIA Insd)                   5.125    09/01/21       6,469,320
 2,000   New Orleans, LA Rfdg (FGIC Insd)                   5.500    12/01/21       2,327,020
 2,800   Saint Charles Parish, LA Solid Waste Disp Rev
         LA Pwr & Lt Co Proj (AMT) (FSA Insd) (c)           7.050    04/01/22       2,809,436
                                                                                -------------
                                                                                   14,311,876
                                                                                -------------

         MARYLAND 1.5%
 1,325   Maryland St Hlth & Higher Ed Fac Auth Rev
         Civista Med Ctr (Radian Insd)                      5.000    07/01/37       1,356,071
 1,200   Maryland St Hlth & Higher Ed Fac Auth Rev Union
         Hosp Cecil Cnty Issue                              5.000    07/01/40       1,226,232
                                                                                -------------
                                                                                    2,582,303
                                                                                -------------

         MASSACHUSETTS 5.7%
 2,000   Massachusetts Muni Whsl Elec Co Proj No 6-A
         (MBIA Insd)                                        5.250    07/01/16       2,181,320
 3,600   Massachusetts St Dev Fin Agy Rev Boston Univ
         Ser T-1 (AMBAC Insd)                               5.000    10/01/35       3,807,180
 1,000   Massachusetts St Hlth & Ed Fac Auth Rev Saint
         Mem Med Ctr Ser A                                  6.000    10/01/23       1,001,830
 2,995   Massachusetts St Wtr Pollutn Abatement Tr Pool
         Pgm Bds Ser 10                                     5.000    08/01/21       3,209,083
                                                                                -------------
                                                                                   10,199,413
                                                                                -------------

         MICHIGAN 3.4%
 3,000   Detroit, MI City Sch Dist Sch Bldg & Site Impt
         Ser A (Prerefunded @ 05/01/13) (FGIC Insd)         5.375    05/01/24       3,354,810
 1,000   Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A      6.000    07/01/35       1,076,700
 1,495   Michigan St Hsg Dev Auth Multi-Family Rev Ltd
         Oblig Ser A Rfdg (GNMA Collateralized)             6.600    04/01/30       1,526,754
                                                                                -------------
                                                                                    5,958,264
                                                                                -------------

         MINNESOTA 0.6%
 1,065   Duluth, MN Econ Dev Auth Hlthcare Fac Rev
         Benedictine Hlth Sys Saint Marys                   5.250    02/15/33       1,107,706
                                                                                -------------

         MISSISSIPPI 4.8%
 2,000   Mississippi Business Fin Corp MS Pollutn Ctl
         Rev Sys Energy Res Inc Proj Rfdg                   5.900    05/01/22       2,030,320
 1,900   Mississippi Dev Bk Spl Oblig Cap Proj & Equip
         Acquisition Ser A2
         (AMBAC Insd)                                       5.000    07/01/24       2,080,025
 1,550   Mississippi Dev Bk Spl Oblig Madison Cnty Hosp
         Proj (Prerefunded @ 07/01/09)                      6.400    07/01/29       1,756,630
 2,595   Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp
         Impts (MBIA Insd) (a)                              5.250    07/01/32       2,758,044
                                                                                -------------
                                                                                    8,625,019
                                                                                -------------

         MISSOURI 9.4%
 2,000   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare
         Fac Rev Southeast MO Hosp Assoc                    5.625    06/01/27       2,087,380
 1,250   Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev
         Lutheran Sr Svc Heisinger Proj                     5.500    02/01/35       1,311,587
 2,500   North Kansas City, MO Sch Dist No. 74 Impt &
         Rfdg MO Direct Deposit (b)                         5.000    03/01/25       2,665,575

 1,500   Saint Louis Cnty, MO Mtg Rev Ctf Rcpt Ser H
         (AMT) (Escrowed to Maturity)                       5.400    07/01/18       1,682,025
 5,855   Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A
         (Prerefunded @ 07/01/11) (MBIA Insd)               5.250    07/01/31       6,429,785
 2,380   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
         (MBIA Insd) (a)                                    5.375    07/01/19       2,605,457
                                                                                -------------
                                                                                   16,781,809
                                                                                -------------

         NEBRASKA 2.5%
 4,260   University NE Univ Rev Lincoln Student Fees &
         Fac Ser B                                          5.000    07/01/23       4,495,493
                                                                                -------------

         NEW JERSEY 6.2%
 1,000   New Jersey Econ Dev Auth Rev Cigarette Tax         5.500    06/15/31       1,049,690
 5,000   New Jersey Econ Dev Auth Rev Sch Fac Constr Ser
         I (Prerefunded @ 09/01/14)                         5.000    09/01/23       5,491,600
   515   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp
         Ctr at Passaic (Escrowed to Maturity) (FSA Insd)   6.000    07/01/06         528,673
 4,000   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev
         Pollutn Ctl Pub Svc Elec & Gas Ser A (AMT)
         (MBIA Insd)                                        5.450    02/01/32       4,023,800
                                                                                -------------
                                                                                   11,093,763
                                                                                -------------

         NEW YORK 7.9%
 3,250   New York City Hlth & Hosp Corp Rev Hlth Sys Ser
         A (AMBAC Insd)                                     5.000    02/15/11       3,496,740
 3,000   New York City Muni Wtr Fin Auth Wtr & Sew Sys
         Rev Ser A (AMBAC Insd)                             5.000    06/15/35       3,139,950
 5,000   New York City Ser A1 (Prerefunded @ 08/01/05)      6.375    08/01/10       5,051,100
 1,520   New York St Dorm Auth Rev Insd John T Mather
         Mem Hosp (Connie Lee Insd) (a)                     6.500    07/01/09       1,694,861
   650   Westchester Tob Asset Sec Corp NY                  5.125    06/01/38         658,886
                                                                                -------------
                                                                                   14,041,537
                                                                                -------------

         NORTH CAROLINA 1.2%
 1,950   Forsyth Cnty, NC Ctf Partn (b)                     5.000    02/01/24       2,064,173
                                                                                -------------

         OHIO 1.8%
 1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj     7.500    01/01/30       1,128,260
 1,040   Lorain Cnty, OH Hosp Rev EMH Regl Med Ctr Rfdg
         (AMBAC Insd)                                       7.750    11/01/13       1,073,280
   950   Strongsville, OH (Prerefunded @ 12/01/06)          6.700    12/01/11       1,017,336
                                                                                -------------
                                                                                    3,218,876
                                                                                -------------

         OKLAHOMA 2.4%
 1,000   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC
         Insd)                                              6.250    11/01/22       1,128,020
 2,960   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr
         Proj Rfdg (Escrowed to Maturity) (Connie Lee
         Insd) (a)                                          6.250    06/01/07       3,134,640
                                                                                -------------
                                                                                    4,262,660
                                                                                -------------

         OREGON 2.6%
   700   Oregon St Vets Welfare Ser 76A                     6.050    10/01/28         703,556

 3,580   Yamhill Cnty, OR Sch Dist No 029J Newburg
         (Prerefunded @ 06/15/12) (MBIA Insd)               5.250    06/15/21       3,945,375
                                                                                -------------
                                                                                    4,648,931
                                                                                -------------

         PENNSYLVANIA 2.2%
 4,500   Erie, PA Sch Dist Cap Apprec Rfdg (FSA Insd)           *    09/01/20       2,289,150
 1,500   Pennsylvania Econ Dev Fin Auth Res Recovery Rev
         Colver Proj Ser D (AMT)                            7.050    12/01/10       1,532,280
                                                                                -------------
                                                                                    3,821,430
                                                                                -------------

         RHODE ISLAND 2.1%
 3,475   Rhode Island St Econ Dev Corp Arpt Rev Ser A
         Rfdg (AMT) (FSA Insd)                              5.000    07/01/17       3,660,148
                                                                                -------------

         SOUTH CAROLINA 4.2%
 3,115   Greenville, SC Impt & Rfdg (MBIA Insd) (a)         5.250    04/01/21       3,399,586
 3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec
         & Gas Co Proj Ser B (AMT) (AMBAC Insd)             5.450    11/01/32       4,003,800
                                                                                -------------
                                                                                    7,403,386
                                                                                -------------

         SOUTH DAKOTA 0.8%
 1,375   Deadwood, SD Ctf Partn (ACA Insd)                  6.375    11/01/20       1,469,325
                                                                                -------------

         TENNESSEE 0.9%
 1,300   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
         First Mtg Ser A Rfdg (MBIA Insd)                   7.500    07/01/25       1,630,369
                                                                                -------------

         TEXAS 10.4%
 2,335   Beaumont, TX Wtrwks & Swr Sys (Prerefunded @
         09/01/10) (FGIC Insd)                              6.250    09/01/14       2,658,468
 2,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp             5.375    01/01/32       2,074,620
 1,190   Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec
         Co Proj Ser C Rfdg (AMT)                           5.750    05/01/36       1,272,372
 2,145   Granbury, TX Indpt Sch Dist Rfdg (b)               5.000    08/01/29       2,258,020
 5,000   Houston, TX Util Sys Rev Comb First Lien Ser A
         (FSA Insd)                                         5.250    05/15/20       5,438,000
 1,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac
         Christian Care Ctr Ser A                           7.625    02/15/28       1,088,260
 1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N
         Jones Mem Hosp Proj                                7.250    01/01/31       1,552,545
 2,000   Texas St Wtr Fin Assistance                        5.500    08/01/35       2,140,560
                                                                                -------------
                                                                                   18,482,845
                                                                                -------------

         UTAH 0.0%
    35   Utah St Hsg Fin Agy Single Family Mtg Sr Issue
         Ser B-2 (AMT) (FHA/VA Gtd)                         6.500    07/01/15          35,375
                                                                                -------------

         VIRGINIA 3.4%
 2,000   Fairfax Cnty, VA Ctf Partn                         5.300    04/15/23       2,157,140
 1,130   Richmond, VA Indl Dev Auth Govt Fac Rev Bonds
         (AMBAC Insd)                                       5.000    07/15/14       1,237,813
 1,465   Richmond, VA Indl Dev Auth Govt Fac Rev Bonds
         (AMBAC Insd)                                       5.000    07/15/17       1,606,827
 1,020   Tobacco Settlement Fin Corp VA Asset Bkd           5.500    06/01/26       1,076,630
                                                                                -------------
                                                                                    6,078,410
                                                                                -------------

         WASHINGTON 2.2%

   700   Quinault Indian Nation, WA Quinault Beach Ser A
         Rfdg & Impt (ACA Insd)                             5.800    12/01/15         738,899
 3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use
         Tax (MBIA Insd)                                    5.250    09/01/33       3,191,940
                                                                                -------------
                                                                                    3,930,839
                                                                                -------------

         WEST VIRGINIA 2.5%
   500   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp
         Rev West PA Pwr Co Ser C (AMT) (AMBAC Insd)        6.750    08/01/24         506,615
 3,750   West Virginia Univ Rev Impt Univ Proj Ser C
         (FGIC Insd)                                        5.000    10/01/34       3,948,450
                                                                                -------------
                                                                                    4,455,065
                                                                                -------------

         WISCONSIN 1.5%
 2,490   Wisconsin St Hlth & Ed Fac Auth Rev Bellin Mem
         Hosp (AMBAC Insd)                                  6.625    02/15/08       2,623,638
                                                                                -------------

         PUERTO RICO 5.7%
 8,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser
         Y Rfdg (FSA Insd)                                  6.250    07/01/21      10,055,680
                                                                                -------------

TOTAL LONG-TERM INVESTMENTS 166.5%
   (Cost $277,948,658)                                                            296,618,165

SHORT-TERM INVESTMENT 0.7%
   (Cost $1,300,000)                                                                1,300,000
                                                                                -------------

TOTAL INVESTMENTS 167.2%
   (Cost $279,248,658)                                                            297,918,165

LIABILITIES IN EXCESS OF OTHER ASSETS (2.6%)                                       (4,741,252)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (64.6%)                       (115,039,014)
                                                                                -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                   $ 178,137,899
                                                                                =============

     Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the bond issuance.

(b)  Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of these securities have been physically segragated in connection with open futures contracts.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA/VA - Federal Housing Administration/Department of Veterans Affairs FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS    DEPRECIATION
                                                       ---------   -------------
Short Contracts:
   U.S. Treasury Notes 5-Year Futures September 2005
   (Current Notional Value of $107,203 per contract)      406         $642,268

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust II

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005